S000015627 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	212 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
FTSE Nareit Equity REITs 40 Act Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.73%	4.27%	5.83%
iShares Core U.S. REIT ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.60%	4.19%	5.71%
Performance Inception Date					May 01, 2007
iShares Core U.S. REIT ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	3.08%	4.30%
iShares Core U.S. REIT ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.31%	2.82%	3.87%

[1]	The FTSE Nareit Equity REITs 40 Act Capped Index reflects the performance of the FTSE NAREIT Real Estate 50 Index through November 2, 2016, the FTSE NAREIT Equity REITs Index from November 3, 2016 through June 22, 2025, and the FTSE Nareit Equity REITs 40 Act Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.